Equity Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
Changes in options outstanding under the 2011 Plan are as follows:

	Number of Shares	Weighted Average Exercise Price	Intrinsic Value	Weighted Average Estimated Contractual Life
Outstanding - December 31, 2011	16,857	$—
Granted	4,582	1,000
Canceled / Forfeited	(979)	1,000
Exercised	—	—
Outstanding - December 29, 2012	20,460	1,000
Granted	6,817	1,000
Canceled / Forfeited	(3,882)	1,000
Exercised	—	—
Outstanding - December 28, 2013	23,395	1,000
Granted	3,761	1,000
Canceled / Forfeited	(4,435)	1,000
Exercised	—	—
Outstanding - December 31, 2014	22,721	$1,000	$—	7.57
Exercisable - December 31, 2014	4,416	$1,000	$—	6.75

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	The following weighted-average assumptions are as follows:

	Fiscal 2014	Fiscal 2013
Risk-free interest rate	1.74%	1.55%
Dividend yield	—%	—%
Expected life	5.8 years	6.4 years
Volatility	54.10%	59.00%

Schedule of Share-based Compensation, Restricted Stock Units Award Activity
Changes in restricted stock units outstanding under the 2011 Plan are as follows:

	Number of Shares	Grant Date Fair Value
Outstanding - December 29, 2012	—	$—
Granted	3,000	1,000
Canceled / Forfeited	—	—
Exercised	—	—
Outstanding - December 28, 2013	3,000	$1,000
Granted	—	—
Canceled / Forfeited	—	—
Exercised	—	—
Outstanding - December 31, 2014	3,000	$1,000

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
The following table summarizes the compensation expense recognized:

In thousands	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012
Stock options	$901	$950	$532
Restricted stock units	1,000	500	—
Employee call option	30	2,443	—
Equity award	—	97	310
Total	$1,931	$3,990	$842